Organization and Nature of Operations (Details) - Schedule of operating subsidiaries	6 Months Ended
Sep. 30, 2022
Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	June 1, 2018
Place of Incorporation	PRC
Registered Capital	US$ 36,100,000
Principal Activities	Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	November 19, 2004
Place of Incorporation	PRC
Registered Capital	RMB 100,000,000
Percentage of Ownership	100% by Nanping Happiness
Principal Activities	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	April 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	51% by Fujian Happiness
Principal Activities	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	May 19, 1998
Place of Incorporation	PRC
Registered Capital	RMB 2,000,000
Percentage of Ownership	100% by Fujian Happiness
Principal Activities	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	December 10, 2012
Place of Incorporation	PRC
Registered Capital	RMB 51,110,000
Percentage of Ownership	70% by Fujian Happiness
Principal Activities	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	October 13, 2017
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	100% by Fujian Happiness
Principal Activities	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
Percentage of Ownership	100% by Nanping Happiness
Principal Activities	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	July 16, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
Percentage of Ownership	100% by Nanping Happiness
Principal Activities	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	August 10, 2020
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	51% by Happy Buy
Principal Activities	Advertising service
Happy Buy (Nanping) Automobile Sales Co., Ltd. [Member] [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 5,000,000
Percentage of Ownership	100% by Happy Buy Automobile
Principal Activities	Automobile sales
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	September 2, 2021
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
Percentage of Ownership	51% by Happy Buy
Principal Activities	Advertising service, online sales
Taochejun (Fujian) Automobile Sales Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	April 27, 2021
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
Percentage of Ownership	51% by Nanping Happiness
Principal Activities	Automobile sales
Wuhan Xingfu Youxuan Automobile Sales Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	May 12, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. ("Hangzhou Taochejun") [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	July 12, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	100% by Fujian Taochejun
Principal Activities	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	October 27, 2020
Place of Incorporation	PRC
Registered Capital	RMB 50,000,000
Percentage of Ownership	100% by Fujian Taochejun
Principal Activities	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	July 13, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales.
Taochejun (Fuzhou) Automotive Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	December 27, 2019
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
Percentage of Ownership	60% by Fujian Taochejun
Principal Activities	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	July 12, 2021
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
Percentage of Ownership	100% by Fujian Taochejun
Principal Activities	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	June 15, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	May 28, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
Percentage of Ownership	100% by Fujian Taochejun
Principal Activities	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	December 4, 2020
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
Percentage of Ownership	70% by Fujian Taochejun
Principal Activities	Automobile sales, online sales